Material Accounting Policy Information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2025
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary	100.00%
Vesting period	3 years
Supplemental employee retirement plan [member]
Disclosure of significant accounting policies [line items]
Post employment benefit vesting period	5 years
Performance share units (PSUs) [member]
Disclosure of significant accounting policies [line items]
Vesting period	3 years
Wheaton Precious Metals International Ltd [member]
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary	100.00%
Wheaton Precious Metals (Cayman) Co [member]
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary	100.00%
Silver Wheaton Luxembourg S.a.r.l [member]
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary	100.00%